Capital Stock (Tables)	12 Months Ended
Dec. 31, 2017
Share Capital, Reserves And Other Equity Interest [Abstract]
Capital Management
CAPITAL MANAGEMENT
Capital is defined as long-term debt, bank loans and advances net of cash and cash equivalents and Shareholders' equity, which includes capital stock.

(in millions of Canadian dollars)	2017	2016
Cash and cash equivalents	(89)	(62)
Bank loans and advances	35	28
Long-term debt, including current portion	1,576	1,566
	1,522	1,532
Total equity	1,601	1,074
Total capital	3,123	2,606

Disclosure of classes of share capital
The authorized capital stock of the Corporation consists of an unlimited number of common shares, without nominal value, and an unlimited number of Class A and B shares issuable in series without nominal value. Over the past two years, the common shares have fluctuated as follows:

		2017		2016
	NOTE	NUMBER OF COMMON SHARES	IN MILLIONS OF CANADIAN DOLLARS	NUMBER OF COMMON SHARES	IN MILLIONS OF CANADIAN DOLLARS
Balance - beginning of year		94,526,516	487	95,310,923	490
Common shares issued on exercise of stock options	18(d)	461,442	5	262,836	2
Redemption of common shares	18(c)	—	—	(1,047,243)	(5)
Balance - end of year		94,987,958	492	94,526,516	487

Earnings Per Share
The basic and diluted net earnings per common share are calculated as follows:

	2017	2016
Net earnings available to common shareholders (in millions of Canadian dollars)	507	135
Weighted average number of basic common shares outstanding (in millions)	95	95
Weighted average number of diluted common shares outstanding (in millions)	98	97
Basic net earnings per common share (in Canadian dollars)	$5.35	$1.42
Diluted net earnings per common share (in Canadian dollars)	$5.19	$1.39

Disclosure of dividends

	2017	2016
Dividends declared per common share	$0.16	$0.16